Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank
Wall
Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Executive Compensation—Compensation
Discussion
and Analysis.”

Year (a)	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (7) (h)	Adj. EBITDA (thousands) (8) (i)
					Total Shareholder Return (5) (f)	Peer Group Total Shareholder Return (6) (g)

2022	$8,951,318	$21,872,248	$3,126,314	$7,943,940	$321.55	$196.87	$1,214,206	$2,127,156

2021	$9,057,189	$27,355,621	$4,310,734	$12,883,431	$206.28	$140.32	$584,968	$1,051,973

2020	$1,689,547	$4,092,405	$923,071	$2,032,796	$67.11	$102.23	($593,205)	$519,277

(1)
The dollar amounts reported in column (b) are the amounts reported for Mr. Foran for each of the corresponding years in the “Total” column of the Summary Compensation Table. See “Executive Compensation—Summary Compensation Table”.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Foran, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. Foran. In accordance with these rules, these amounts reflect the amounts included in the “Total” column of the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance
with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2022	2021	2020

Summary Compensation Table Total	$8,951,318	$9,057,189	$1,689,547

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($4,472,369)	($5,203,040)	($651,373)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$5,546,099	$5,780,880	$4,828,763

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$4,006,795	$10,436,755	($1,314,235)

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$7,840,405	$7,283,836	($460,297)

Compensation Actually Paid to Mr. Foran	$21,872,248	$27,355,621	$4,092,405

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Named Executive Officers as a group (excluding Mr. Foran) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Named Executive Officers included for these purposes in each applicable year are as follows: (i) for 2022, Messrs. Goodwin, Singleton, Adams, Frenzel and Lancaster; and (ii) for 2021 and 2020, Messrs. Adams, Goodwin, Hairford and Lancaster.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding Mr. Foran), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect the amounts in the “Total” column of the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO Named Executive Officers	2022	2021	2020

Average Summary Compensation Table Total	$3,126,314	$4,310,734	$923,071

Less, average value of Stock Awards reported in Summary Compensation Table	($1,490,775)	($2,433,680)	($301,262)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,848,683	$2,703,960	$2,233,318

Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$1,750,284	$4,827,034	($605,170)

Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$2,709,434	$3,475,384	($217,161)

Average Compensation Actually Paid to Non-PEO Named Executive Officers	$7,943,940	$12,883,431	$2,032,796

(5)
Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year
in the table is December 31, 2019.

(6)	The peer group used for this purpose is the following published industry index: Russell 2000 Energy Index.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
Named Executive Officers in 2022. Adjusted EBITDA is a
non-GAAP
financial Measure. For a definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to Matador’s net income (loss) and net cash provided by operating activities, see Annex A to this Proxy Statement. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Named Executive Officers as a group (excluding Mr. Foran) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Named Executive Officers included for these purposes in each applicable year are as follows: (i) for 2022, Messrs. Goodwin, Singleton, Adams, Frenzel and Lancaster; and (ii) for 2021 and 2020, Messrs. Adams, Goodwin, Hairford and Lancaster.

Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the following published industry index: Russell 2000 Energy Index.
PEO Total Compensation Amount	$ 8,951,318	$ 9,057,189	$ 1,689,547
PEO Actually Paid Compensation Amount	$ 21,872,248	27,355,621	4,092,405
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Foran, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. Foran. In accordance with these rules, these amounts reflect the amounts included in the “Total” column of the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance
with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2022	2021	2020

Summary Compensation Table Total	$8,951,318	$9,057,189	$1,689,547

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($4,472,369)	($5,203,040)	($651,373)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$5,546,099	$5,780,880	$4,828,763

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$4,006,795	$10,436,755	($1,314,235)

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$7,840,405	$7,283,836	($460,297)

Compensation Actually Paid to Mr. Foran	$21,872,248	$27,355,621	$4,092,405

Non-PEO NEO Average Total Compensation Amount	$ 3,126,314	4,310,734	923,071
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,943,940	12,883,431	2,032,796
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding Mr. Foran), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect the amounts in the “Total” column of the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO Named Executive Officers	2022	2021	2020

Average Summary Compensation Table Total	$3,126,314	$4,310,734	$923,071

Less, average value of Stock Awards reported in Summary Compensation Table	($1,490,775)	($2,433,680)	($301,262)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,848,683	$2,703,960	$2,233,318

Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$1,750,284	$4,827,034	($605,170)

Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$2,709,434	$3,475,384	($217,161)

Average Compensation Actually Paid to Non-PEO Named Executive Officers	$7,943,940	$12,883,431	$2,032,796

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail under “Executive Compensation—
Compensation
Discussion and Analysis,” the Company’s
executive
compensation program reflects a variable
pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our Named Executive Officers to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s Named Executive Officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

1.	Total Shareholder Return
2.	Adjusted EBITDA
3.	Net Debt / Adjusted EBITDA
4.	Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 321.55	206.28	67.11
Peer Group Total Shareholder Return Amount	196.87	140.32	102.23
Net Income (Loss)	$ 1,214,206,000	$ 584,968,000	$ (593,205,000)
Company Selected Measure Amount	2,127,156,000	1,051,973,000	519,277,000
PEO Name	Mr. Foran
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
Named Executive Officers in 2022. Adjusted EBITDA is a
non-GAAP
	financial Measure. For a definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to Matador’s net income (loss) and net cash provided by operating activities, see Annex A to this Proxy Statement. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt / Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
PEO [Member] | Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,472,369)	$ (5,203,040)	$ (651,373)
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,546,099	5,780,880	4,828,763
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,006,795	10,436,755	(1,314,235)
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,840,405	7,283,836	(460,297)
Non-PEO NEO [Member] | Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,490,775)	(2,433,680)	(301,262)
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,848,683	2,703,960	2,233,318
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,750,284	4,827,034	(605,170)
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,709,434	$ 3,475,384	$ (217,161)